Schedule of Investments
January 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.08%
Australia–1.37%
CSL Ltd.	137,828	$29,092,203
Brazil–2.46%
B3 S.A. - Brasil, Bolsa, Balcao	7,237,406	18,477,391
MercadoLibre, Inc.(a)	13,664	16,146,612
Rede D’Or Sao Luiz S.A.(b)	2,764,000	17,369,265
		51,993,268
Canada–4.95%
CGI, Inc., Class A(a)	480,645	41,195,563
Magna International, Inc.	479,021	31,098,293
Ritchie Bros. Auctioneers, Inc.	539,472	32,622,537
		104,916,393
China–8.62%
Airtac International Group	930,000	31,895,581
China Mengniu Dairy Co. Ltd.	6,696,000	32,235,724
China Resources Beer Holdings Co. Ltd.	3,662,000	27,504,265
JD.com, Inc., ADR	491,512	29,259,710
Wuliangye Yibin Co. Ltd., A Shares	908,397	28,108,915
Yum China Holdings, Inc.	544,295	33,534,015
		182,538,210
Denmark–3.78%
Carlsberg A/S, Class B	165,007	23,345,818
Novo Nordisk A/S, Class B	409,643	56,728,844
		80,074,662
France–10.36%
Air Liquide S.A.	193,252	30,797,380
Arkema S.A.	295,847	29,981,974
Capgemini SE	15,770	2,990,596
LVMH Moet Hennessy Louis Vuitton SE	64,255	56,132,167
Pernod Ricard S.A.	107,859	22,316,729
Schneider Electric SE	273,622	44,369,815
TotalEnergies SE	528,287	32,821,059
		219,409,720
Germany–1.30%
Deutsche Boerse AG	154,312	27,573,951
Hong Kong–3.32%
AIA Group Ltd.	3,084,800	34,835,141
Techtronic Industries Co. Ltd.	2,756,000	35,532,440
		70,367,581
India–2.96%
HDFC Bank Ltd., ADR	788,713	53,127,708
SBI Life Insurance Co. Ltd.(b)	642,324	9,580,691
		62,708,399
Ireland–3.25%
CRH PLC	861,783	40,092,020
Flutter Entertainment PLC(a)	184,321	28,657,256
		68,749,276
Shares		Value
Italy–2.15%
FinecoBank Banca Fineco S.p.A.	2,534,011	$45,419,168
Japan–12.71%
Asahi Group Holdings Ltd.	890,200	29,427,559
FANUC Corp.	221,812	39,260,443
Hoya Corp.	258,400	28,453,953
Keyence Corp.	26,400	12,194,866
Komatsu Ltd.	807,700	19,795,561
Olympus Corp.	2,256,700	42,397,040
SMC Corp.	41,700	21,199,089
Sony Group Corp.	242,600	21,656,913
TIS, Inc.	928,100	26,693,074
Tokyo Electron Ltd.	80,000	28,073,645
		269,152,143
Mexico–2.89%
Wal-Mart de Mexico S.A.B. de C.V., Series V	15,613,302	61,158,076
Netherlands–5.72%
ASML Holding N.V.	45,213	29,942,918
Heineken N.V.	372,094	37,081,314
Shell PLC	591,978	17,387,723
Wolters Kluwer N.V.	336,553	36,679,822
		121,091,777
Singapore–1.65%
United Overseas Bank Ltd.	1,536,166	34,988,472
South Korea–1.74%
Samsung Electronics Co. Ltd.	737,226	36,849,431
Spain–1.83%
Amadeus IT Group S.A.(a)	616,325	38,771,140
Sweden–6.88%
Husqvarna AB, Class B	1,339,957	11,423,747
Investor AB, Class B	3,001,988	58,320,205
Sandvik AB	2,496,140	51,630,958
Svenska Handelsbanken AB, Class A	2,346,490	24,417,726
		145,792,636
Switzerland–1.20%
Kuehne + Nagel International AG, Class R	41,636	9,921,757
Logitech International S.A., Class R	265,939	15,568,875
		25,490,632
Taiwan–1.63%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,959,887	34,576,702
United Kingdom–6.56%
Ashtead Group PLC	565,243	37,212,198
DCC PLC	383,750	21,862,694
Linde PLC	106,431	35,222,275
Reckitt Benckiser Group PLC	628,035	44,723,469
		139,020,636

See accompanying notes which are an integral part of this schedule.
Invesco EQV International Equity Fund

Shares		Value
United States–8.75%
Broadcom, Inc.	118,207	$69,152,277
Haleon PLC(a)	6,778,464	27,123,124
ICON PLC(a)	227,308	52,442,228
Nestle S.A.	299,477	36,545,613
		185,263,242
Total Common Stocks & Other Equity Interests (Cost $1,409,403,052)		2,034,997,718
Money Market Funds–3.87%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(c)(d)	28,771,947	28,771,947
Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 4.48%(c)(d)	20,402,355	$20,408,476
Invesco Treasury Portfolio, Institutional Class, 4.30%(c)(d)	32,882,225	32,882,225
Total Money Market Funds (Cost $82,060,519)		82,062,648
TOTAL INVESTMENTS IN SECURITIES—99.95% (Cost $1,491,463,571)		2,117,060,366
OTHER ASSETS LESS LIABILITIES–0.05%		1,068,335
NET ASSETS–100.00%		$2,118,128,701
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $26,949,956, which represented 1.27% of the Fund’s Net Assets.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$8,293,455	$62,986,065	$(42,507,573)	$-	$-	$28,771,947	$144,985
Invesco Liquid Assets Portfolio, Institutional Class	5,779,253	44,990,047	(30,362,553)	(512)	2,241	20,408,476	106,859
Invesco Treasury Portfolio, Institutional Class	9,478,235	71,984,074	(48,580,084)	-	-	32,882,225	166,030
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	22,662,648	24,171,456	(46,834,104)	-	-	-	68,472*
Invesco Private Prime Fund	58,261,438	61,657,047	(119,928,052)	(3,002)	12,569	-	187,496*
Total	$104,475,029	$265,788,689	$(288,212,366)	$(3,514)	$14,810	$82,062,648	$673,842

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco EQV International Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$29,092,203	$—	$29,092,203
Brazil	51,993,268	—	—	51,993,268
Canada	104,916,393	—	—	104,916,393
China	62,793,725	119,744,485	—	182,538,210
Denmark	—	80,074,662	—	80,074,662
France	—	219,409,720	—	219,409,720
Germany	—	27,573,951	—	27,573,951
Hong Kong	—	70,367,581	—	70,367,581
India	53,127,708	9,580,691	—	62,708,399
Ireland	—	68,749,276	—	68,749,276
Italy	—	45,419,168	—	45,419,168
Japan	—	269,152,143	—	269,152,143
Mexico	61,158,076	—	—	61,158,076
Netherlands	—	121,091,777	—	121,091,777
Singapore	—	34,988,472	—	34,988,472
South Korea	—	36,849,431	—	36,849,431
Spain	—	38,771,140	—	38,771,140
Sweden	—	145,792,636	—	145,792,636
Switzerland	—	25,490,632	—	25,490,632
Taiwan	—	34,576,702	—	34,576,702
United Kingdom	35,222,275	103,798,361	—	139,020,636
United States	121,594,505	63,668,737	—	185,263,242
Money Market Funds	82,062,648	—	—	82,062,648
Total Investments	$572,868,598	$1,544,191,768	$—	$2,117,060,366
Invesco EQV International Equity Fund